Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of accounts receivable

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	385,935	533,945	75,205
Allowance for credit losses	(102,161)	(132,881)	(18,716)
Accounts receivable, net	283,774	401,064	56,489

Schedule of movement in the allowance for credit losses

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB	USD
Balance as of January 1	92,695	102,161	14,389
Addition	3,156	29,401	4,141
Amounts written off	—	—	—
Foreign Exchange effect	6,310	1,319	186
Balance as of December 31	102,161	132,881	18,716